Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Geographic Area (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Cash	€ 54,475	€ 53,472	€ 48,187
Europe [member]
Disclosure of geographical areas [line items]
Cash	32,779	36,550
China [member]
Disclosure of geographical areas [line items]
Cash	15,355	9,938
North America [member]
Disclosure of geographical areas [line items]
Cash	4,482	5,924
South America [member]
Disclosure of geographical areas [line items]
Cash	1,498	786
Other [member]
Disclosure of geographical areas [line items]
Cash	€ 361	€ 274